UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		(811-05037)
Professionally Managed Portfolios
(Exact name of registrant as specified in charter)
615 East Michigan Street Milwaukee,		WI 53202
(Address of principal executive offices)		(Zip code)
Robert M. Slotky Professionally Managed Portfolios 2020 E. Financial Way, Ste. 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:		(414) 765-5344

Date of fiscal year end:	March 31, 2005

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments.

Duncan-Hurst Aggressive Growth Fund

Schedule of Investments at December 31, 2004 (Unaudited)

Shares		Value
COMMON STOCKS: 100.3%
Banks: 2.0%
1,930	Doral Financial Corp.	95,053

Capital Goods: 9.4%
1,300	Bucyrus International, Inc. - Class A	52,832
4,570	Hexcel Corp. *	66,265
2,590	Joy Global, Inc.	112,484
1,510	Precision Castparts Corp.	99,177
2,080	Rockwell Automation, Inc.	103,064
		433,822

Commercial Services & Supplies: 0.7%
450	Essex Corp. *	9,113
970	TRM Corp. *	22,931
		32,044

Consumer Durables & Apparel: 7.3%
980	Coach, Inc. *	55,272
1,365	Harman International Industries, Inc.	173,355
140	NVR, Inc. *	107,716
		336,343

Energy: 4.5%
1,260	Diamond Offshore Drilling	50,463
1,760	Ultra Petroleum Corp. * #	84,709
610	Unit Corp. *	23,308
1,437	XTO Energy, Inc.	50,841
		209,321

Health Care Equipment & Services: 4.3%
3,400	Cytyc Corp. *	93,738
4,567	Immucor, Inc. *	107,370
		201,108

Hotels Restaurants & Leisure: 7.8%
2,300	Boyd Gaming Corp.	95,795
3,180	Station Casinos, Inc.	173,882
1,350	Wynn Resorts, Ltd. *	90,342
		360,019

Materials: 6.8%
1,710	Florida Rock Industries, Inc.	101,796
720	Georgia Gulf Corp.	35,856
850	Lyondell Chemical Co.	24,582
300	Peabody Energy Corp.	24,273
700	Potash Corp. of Saskatchewan #	58,142
2,030	Westlake Chemical Corp.	67,802
		312,451

Retailing: 5.8%
1,390	American Eagle Outfitters	65,469
2,830	GSI Commerce, Inc. *	50,317
700	Provide Commerce, Inc. *	26,005
2,860	Urban Outfitters, Inc. *	126,984
		268,775

Semiconductors & Semiconductor Equipment: 5.9%
8,260	ARM Holdings Plc - ADR	50,964
1,410	Cree, Inc. *	56,513
2,300	Marvell Technology Group, Ltd. * #	81,581
750	Sigmatel, Inc. *	26,648
2,540	Silicon Image, Inc. *	41,808
720	Virage Logic Corp. *	13,370
		270,884

Software & Services: 22.4%
4,300	Autodesk, Inc.	163,185
4,000	Citrix Systems, Inc. *	98,120
3,450	Cognizant Technology Solutions Corp. *	146,039
1,600	Infospace, Inc. *	76,080
3,080	Jupitermedia Corp. *	73,242
320	MICROS Systems, Inc. *	24,979
3,200	NAVTEQ Corp. *	148,352
2,540	Niku Corp. *	51,206
2,500	Sapient Corp. *	19,775
600	Shanda Interactive Entertainment Ltd. - ADR *	25,500
3,430	Ulticom, Inc. *	54,983
3,300	VeriSign, Inc. *	110,616
3,180	Wind River Systems, Inc. *	43,089
		1,035,166

Technology Hardware & Equipment: 7.3%
1,580	MIPS Technologies, Inc. *	15,563
2,740	Netgear, Inc. *	49,841
3,240	Polycom, Inc. *	75,557
5,350	Powerwave Technologies, Inc. *	45,368
1,070	Research In Motion, Ltd. * #	88,189
2,670	Seagate Technology * #	46,111
580	Synaptics, Inc. *	17,736
		338,365

Telecommunications: 9.6%
6,390	Alamosa Holdings, Inc. *	79,683
2,100	Audible, Inc. *	54,705
360	AudioCodes Ltd. * #	5,980
7,285	Nextel Partners, Inc. - Class A *	142,349
2,330	NII Holdings, Inc. *	110,559
5,260	SBA Communications Corp. *	48,813
		442,089

Transportation: 6.5%
3,000	Norfolk Southern Corp.	108,570
1,300	UTI Worldwide, Inc. #	88,426
1,840	Yellow Roadway Corp. *	102,506
		299,502

TOTAL COMMON STOCKS (cost $3,477,214)		4,634,942

SHORT-TERM INVESTMENT: 1.2%
57,079	UMB Money Market Fiduciary
	(cost $57,079)	57,079

TOTAL INVESTMENTS IN SECURITIES: 101.5% (cost $3,534,293)		4,692,021
Liabilities in excess of Other Assets: (1.5)%		(71,469)
NET ASSETS: 100.0%		4,620,552

ADR American Depositary Receipt.

* Non-income producing security.

# U.S. security of foreign company.

Duncan-Hurst International Growth Fund

Schedule of Investments at December 31, 2004 (Unaudited)

Shares		Value
COMMON STOCKS: 97.9%
Australia: 4.7%
72,070	Alumina Ltd.	$335,584
64,300	Aristocrat Leisure Ltd.	501,527
15,040	CSL Ltd.	344,853
24,370	Woodside Petroleum Ltd.	383,983
		1,565,947

Austria: 1.0%
6,500	Erste Bank der Oesterreichischen Sparkassen AG	347,220

Belgium: 1.1%
10,690	Option NV *	384,329

Bermuda: 1.8%
467,400	Texwinca Holdings Ltd.	441,982
8,690	Xyratex Ltd. * #	143,211
		585,193

Brazil: 2.3%
13,950	Cia Vale do Rio Doce - ADR	404,690
11,300	Uniao de Bancos Brasileiros SA - GDR	358,436
		763,126

Canada: 7.6%
17,040	ATI Technologies, Inc. *	330,802
8,400	Ceramic Protection Corp. *	209,623
11,810	Great Canadian Gaming Corp. *	448,586
5,260	Potash Corp. of Saskatchewan #	436,896
5,260	Precision Drilling Corp. * #	330,328
14,200	Talisman Energy, Inc.	383,399
13,350	Teck Cominco Ltd.	411,369
		2,551,003

Caymen Islands: 1.6%
12,750	Shanda Interactive Entertainment Ltd. - ADR *	541,875

China: 1.2%
12,030	Sina Corp. * #	385,682

Finland: 2.5%
3,510	Nokian Renkaat Oyj	533,394
12,600	YIT-Yhtyma Oyj	314,443
		847,837

France: 5.7%
6,070	Sanofi-Aventis	485,138
2,200	Technip SA	406,688
9,380	Total SA - ADR	1,030,299
		1,922,125
Germany: 4.1%
3,110	Merck KGaA	212,632
1,670	Puma AG Rudolf Dassler Sport	456,032
7,100	SAP AG - ADR	313,891
4,320	Solarworld AG	391,072
		1,373,627

Greece: 2.9%
20,170	Piraeus Bank SA	352,571
11,280	Emporiki Bank of Greece SA	357,550
7,630	Tsakos Energy Navigation Ltd. #	273,078
		983,199

Hong Kong: 2.6%
24,000	Cheung Kong Holdings Ltd.	239,299
50,000	Henderson Land Development Co. Ltd.	259,884
328,000	Shun TAK Holdings Ltd.	360,801
		859,984

Hungary: 1.1%
6,290	OTP Bank Rt - GDR	374,255

Indonesia: 4.0%
5,045,000	Adhi Karya Tbk Pt	366,860
1,514,000	Bank Mandiri Persero Tbk Pt	313,973
4,439,700	Lippo Bank Tbk Pt *	334,801
16,380	Telekomunikasi Indonesia Tbk Pt - ADR	344,308
		1,359,942

Ireland: 5.0%
35,700	Anglo Irish Bank Corp. Plc	868,601
85,030	Kingspan Group Plc	814,818
		1,683,419

Israel: 1.4%
5,790	Aladdin Knowledge Systems * #	143,303
12,060	RADWARE Ltd. * #	315,128
		458,431

Italy: 1.0%
28,450	Saipem SpA	342,235

Japan: 16.0%
4,200	Canon, Inc.	226,661
3,200	Fanuc Ltd.	209,232
3,700	Fast Retailing Co. Ltd.	281,643
42,000	Fujitsu Ltd.	273,387
182	G-mode Co. Ltd.	273,524
3,500	Honda Motor Co. Ltd.	181,370
86,000	Komatsu Ltd.	601,757
69	Mitsubishi Tokyo Financial Group, Inc.	700,303
16,600	NEOMAX Co. Ltd.	294,514
30,000	Sekisui House Ltd.	349,566
20,000	Sharp Corp.	326,535
86,000	The Bank of Fukuoka Ltd.	566,507
72,000	The Bank of Yokohama Ltd.	453,908
6,500	Trend Micro, Inc.	350,786
3,600	USS Co. Ltd.	302,137
		5,391,830

Netherlands: 5.2%
30,950	ASM International NV - New York Shares *	507,889
30,540	ASML Holding NV - New York Shares *	485,891
11,890	ING Groep NV - ADR	359,672
15,050	Koninklijke Philips Electronics NV - New York Shares	398,825
		1,752,277

Norway: 1.5%
19,340	TGS Nopec Geophysical Co. ASA *	494,944

Singapore: 3.7%
61,000	City Developments Ltd.	265,315
30,000	DBS Group Holdings Ltd.	295,883
147,000	Singapore Petroleum Co. Ltd.	340,395
52,850	STATS ChipPAC Ltd. - ADR *	323,442
		1,225,035

South Africa: 1.2%
58,300	Foschini Ltd.	413,934

Sweden: 2.9%
19,930	Telefonaktiebolaget LM Ericsson - ADR *	627,596
9,010	Volvo AB	357,260
		984,856

Switzerland: 6.0%
9,590	Kudelski SA *	352,530
1,230	Leica Geosystems AG *	378,595
5,010	Novartis AG - ADR	253,205
5,250	Roche Holding AG	604,366
5,230	UBS AG	438,555
		2,027,251

Taiwan: 1.0%
16,950	Cathay Financial Holding Co. Ltd. - GDR	343,237

Turkey: 1.2%
21,830	Turkcell Iletisim Hizmet AS - ADR	395,123

United Kingdom: 7.6%
180,650	ARM Holdings Plc	383,247
119,080	Paladin Resources Plc	400,088
23,630	SABMiller Plc	391,973
206,270	Sportingbet Plc *	747,987
22,520	Vodafone Group Plc - ADR	616,598
		2,539,893

TOTAL COMMON STOCKS (cost $26,188,789)		32,897,809

SHORT-TERM INVESTMENT: 2.2%
744,716	UMB Money Market Fiduciary
	(cost $744,716)	744,716

TOTAL INVESTMENTS IN SECURITIES: 100.1% (cost $26,933,505)		33,642,525
Liabilities in excess of Other Assets: (0.1)%		(26,512)
NET ASSETS: 100.0%		$33,616,013

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

* Non-income producing security.

# U.S. security of foreign company.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)          The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	2/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	2/24/05

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date	2/18/05

* Print the name and title of each signing officer under his or her signature.

5